CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Business Combinations Line Items
Current portion of lease liabilities	$ 19.7	$ 28.4
Current portion of unrealized fair value of derivative liabilities	4.0	21.3
Other current liabilities	$ 23.7	$ 49.7